Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 8,012
Impairment		0	$ 0
Ending balance		7,892	8,012
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		12,032	13,143
Additions		841	1,125
Impairment		(188)	(297)
Disposals/Retirements		(538)	(2,143)
Foreign currency adjustments and other		2	204
Ending balance		12,149	12,032
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(4,020)	(5,184)
Amortization		1,030	1,019
Impairment		(91)	(168)
Disposals/Retirements		614	1,998
Foreign currency adjustments and other		(88)	(17)
Ending balance		(4,257)	(4,020)
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	4,415
Ending balance	[1]	4,415	4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	4,415	4,415
Ending balance	[1]	4,415	4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		163
Ending balance		163	163
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		163	166
Impairment			(3)
Ending balance		163	163
Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			126
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[2]	3,073
Impairment		97	50
Ending balance	[2]	3,033	3,073
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,639	6,687
Additions		840	1,125
Impairment		(188)	(184)
Disposals/Retirements		(538)	(2,141)
Foreign currency adjustments and other		24	152
Ending balance		5,777	5,639
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,566)	(3,809)
Amortization		958	862
Impairment		(91)	(134)
Disposals/Retirements		614	1,996
Foreign currency adjustments and other		(75)	25
Ending balance		(2,744)	(2,566)
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		361
Ending balance		281	361
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,815	1,875
Additions		1
Impairment			(110)
Disposals/Retirements			(2)
Foreign currency adjustments and other		(22)	52
Ending balance		1,794	1,815
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,454)	(1,375)
Amortization		72	157
Impairment			(34)
Disposals/Retirements			2
Foreign currency adjustments and other		(13)	(42)
Ending balance		$ (1,513)	$ (1,454)

[1]	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
[2]	Computer software comprises purchased software of $194 (2023 – $429), internally generated software of $1,939 (2023 – $1,711), and in process software not subject to amortization of $900 (2023 – $933).